VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
Number
of Shares Value
PREFERRED SECURITIES: 99.5%
Automobiles & Auto Parts : 4.8%
Ford Motor Co.
6.00%, 12/01/59 1,056,229 $ 26,500,786
6.20%, 06/01/59 990,241 25,102,609
6.50%, 08/15/62 792,183 19,685,748
71,289,143
Banking Services : 1.3%
SCE Trust VII
7.50%, 11/22/28 * 726,170 19,098,271
Underline
Consumer Goods Conglomerates : 0.4%
Brookfield Infrastructure
Finance ULC
5.00%, 05/24/81 330,086 5,826,018
Underline
Diversified Retail : 1.7%
Qurate Retail, Inc.
8.00%, 03/15/31 419,227 16,584,620
QVC, Inc.
6.25%, 11/26/68 660,408 7,944,708
24,529,328
Electric Utilities & IPPs : 22.3%
AES Corp.
6.88%, 02/15/24 341,664 22,761,656
Brookfield BRP Holdings
Canada, Inc.
4.62%, 04/30/26 462,121 7,181,360
4.88%, 12/09/26 343,267 5,543,762
DTE Energy Co.
4.38%, 12/01/81 369,685 7,929,743
5.25%, 12/01/77 528,119 12,495,296
Duke Energy Corp.
5.62%, 09/15/78 660,148 16,728,150
5.75%, 06/15/24 1,320,299 33,099,896
Entergy Arkansas LLC
4.88%, 09/01/66 541,323 12,331,338
Entergy Louisiana LLC
4.88%, 09/01/66 356,475 8,013,558
Entergy Mississippi LLC
4.90%, 10/01/66 343,267 8,032,448
Georgia Power Co.
5.00%, 10/01/77 356,475 8,366,468
NextEra Energy Capital
Holdings, Inc.
5.65%, 03/01/79 907,706 22,992,193
NextEra Energy, Inc.
6.93%, 09/01/25 1,320,299 49,128,326
SCE Trust III
5.75% (Term SOFR USD 3
Month+3.25%), 03/15/24 363,080 9,047,954
SCE Trust IV
5.38% (Term SOFR USD 3
Month+3.39%), 09/15/25 429,103 9,796,421
SCE Trust V
5.45% (Term SOFR USD 3
Month+4.05%), 03/15/26 396,084 9,557,507
SCE Trust VI
5.00% 627,129 12,530,037
Southern Co.
Number
of Shares Value
Electric Utilities & IPPs (continued)
4.20%, 10/15/60 990,241 $ 20,527,696
4.95%, 01/30/80 1,320,299 31,027,026
5.25%, 12/01/77 594,156 14,414,225
Tennessee Valley Authority
2.13% (US Treasury Yield
Curve Rate T Note
Constant Maturity 30
Year+0.94%), 06/01/28 338,663 7,569,118
329,074,178
Food & Tobacco : 5.4%
CHS, Inc.
6.75% (ICE LIBOR USD 3
Month+4.16%), 09/30/24 650,241 16,191,001
7.10% (ICE LIBOR USD 3
Month+4.30%), 03/31/24 554,529 14,168,216
7.50%, 01/21/25 683,262 17,525,670
7.88%, 09/26/23 708,348 18,502,050
8.00%, 07/18/23 405,059 12,504,171
78,891,108
Hotels & Entertainment Services : 0.4%
Paramount Global
5.75%, 04/01/24 330,086 6,090,087
Underline
Investment Banking & Investment Services :
0.6%
KKR Real Estate Finance Trust,
Inc.
6.50%, 04/16/26 432,792 8,270,655
Underline
Machinery; Equipment & Components : 3.4%
Chart Industries, Inc.
6.75%, 12/15/25 265,721 13,238,220
RBC Bearings, Inc.
5.00%, 10/15/24 151,850 18,680,587
WESCO International, Inc.
10.62% (US Treasury
Yield Curve Rate T 5
Year+10.32%), 06/22/25 710,836 19,057,513
50,976,320
Multiline Utilities : 6.7%
Algonquin Power & Utilities
Corp.
6.20% (ICE LIBOR USD 3
Month+4.01%), 07/01/79 462,121 11,446,737
7.75%, 06/15/24 759,164 16,063,910
CMS Energy Corp.
5.88%, 10/15/78 369,685 9,127,523
5.88%, 03/01/79 831,785 20,594,997
NiSource, Inc.
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.63%), 03/15/24 660,148 16,668,737
Sempra
5.75%, 07/01/79 1,000,137 24,733,388
98,635,292
Natural Gas Utilities : 0.6%
Spire, Inc.
5.90%, 08/15/24 330,086 8,087,107
Underline

VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Office Equipment : 0.7%
Pitney Bowes, Inc.
6.70%, 03/07/43 561,134 $ 10,162,137
Underline
Oil & Gas : 0.9%
NGL Energy Partners LP
12.80% (ICE LIBOR USD 3
Month+7.21%) * 415,379 12,565,215
Underline
Oil & Gas Related Equipment and Services :
5.6%
Energy Transfer LP
7.60% (ICE LIBOR USD 3
Month+5.16%), 05/15/24 1,056,229 26,426,849
10.16% (ICE LIBOR USD 3
Month+4.53%), 05/15/23 594,156 15,198,510
10.36% (ICE LIBOR USD 3
Month+4.74%), 08/15/23 587,551 15,035,430
NuStar Energy LP
11.28% (Term SOFR USD 3
Month+5.90%) 508,304 13,063,413
NuStar Logistics LP
6.98% (Term SOFR USD 3
Month+7.00%), 01/15/43 531,416 13,742,418
83,466,620
Professional & Commercial Services : 1.7%
BIP Bermuda Holdings I Ltd.
5.12%, 01/21/27 396,084 6,923,548
Clarivate Plc
5.25%, 06/01/24 474,480 17,470,354
24,393,902
Real Estate Operations : 2.1%
Brookfield Property Preferred
LP
6.25%, 07/26/81 886,049 11,509,777
DigitalBridge Group, Inc.
7.12% 383,410 8,799,259
7.15% 424,727 9,747,485
30,056,521
Residential & Commercial REITs : 24.8%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3
Month+4.70%), 04/15/25 759,164 17,529,097
6.50% (ICE LIBOR USD 3
Month+4.99%), 10/15/24 531,416 12,908,095
10.69% (Term SOFR USD 3
Month+5.37%) 429,103 10,972,164
Annaly Capital Management,
Inc.
6.75% (ICE LIBOR USD 3
Month+4.99%), 06/30/24 584,249 14,594,540
9.76% (Term SOFR USD 3
Month+4.43%) 561,134 14,118,131
10.58% (Term SOFR USD 3
Month+5.25%) 950,614 24,259,669
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3
Month+5.44%), 10/12/26 374,428 6,926,918
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3
Month+4.74%), 09/30/25 343,267 7,019,810
Number
of Shares Value
Residential & Commercial REITs (continued)
8.00% (ICE LIBOR USD 3
Month+5.79%), 03/30/24 429,103 $ 10,337,091
Digital Realty Trust, Inc.
5.20%, 10/10/24 455,516 10,280,996
Diversified Healthcare Trust
5.62%, 08/01/42 ‡ 462,121 6,756,209
6.25%, 02/01/46 330,086 5,129,536
Franklin BSP Realty Trust, Inc.
7.50% 340,895 7,186,067
Hudson Pacific Properties, Inc.
4.75%, 11/26/26 561,134 7,996,159
Kimco Realty Corp.
5.25% 345,395 8,120,236
MFA Financial, Inc.
6.50% (ICE LIBOR USD 3
Month+5.34%), 03/31/25 363,080 7,715,450
PennyMac Mortgage
Investment Trust
6.75%, 08/24/26 330,086 6,469,686
Public Storage
3.88%, 10/06/25 372,988 6,687,675
4.00%, 06/16/26 1,371,542 26,049,696
4.10%, 01/13/27 330,086 6,439,978
4.62%, 06/17/25 745,961 16,478,278
4.70%, 11/15/24 341,687 7,465,861
4.88%, 09/12/24 417,481 9,714,783
5.05% 396,084 9,763,471
5.15% 369,685 9,127,523
5.60%, 03/11/24 376,290 9,516,374
Rithm Capital Corp.
6.38% (ICE LIBOR USD 3
Month+4.97%), 02/15/25 524,944 11,501,523
7.00% (US Treasury
Yield Curve Rate T 5
Year+6.22%), 11/15/26 613,921 14,052,652
7.12% (ICE LIBOR USD 3
Month+5.64%), 08/15/24 371,656 8,826,830
RLJ Lodging Trust
1.95% 425,001 10,625,025
Two Harbors Investment Corp.
7.62% (ICE LIBOR USD 3
Month+5.35%), 07/27/27 345,658 7,518,061
UMH Properties, Inc.
6.38% 349,870 8,050,509
Vornado Realty Trust
4.45%, 09/22/26 396,084 5,355,056
5.25%, 11/24/25 817,912 12,910,869
5.40% 396,084 6,495,778
364,899,796
Telecommunications Services : 16.1%
AT&T, Inc.
4.75%, 02/18/25 2,310,533 48,706,036
5.00%, 12/12/24 1,584,369 35,172,992
5.35%, 11/01/66 1,746,097 41,906,328
5.62%, 08/01/67 1,089,251 27,231,275
Qwest Corp.
6.50%, 09/01/56 1,290,587 12,002,459
6.75%, 06/15/57 871,395 8,147,543

FoototeRuleAboveBlank
Footnotes:
Number
of Shares Value
Telecommunications Services (continued)
Telephone and Data Systems,
Inc.
6.00%, 09/30/26 911,009 $ 15,022,538
6.62%, 03/31/26 554,529 10,314,239
United States Cellular Corp.
5.50%, 03/01/70 660,148 12,219,340
Number
of Shares Value
Telecommunications Services (continued)
5.50%, 06/01/70 660,148 $ 12,113,716
6.25%, 09/01/69 660,148 13,770,687
236,607,153
Total Preferred Securities
(Cost: $1,559,751,236) 1,462,918,851
Total Investments: 99.5%
(Cost: $1,559,751,236) 1,462,918,851
Other assets less liabilities: 0.5% 7,401,782
NET ASSETS: 100.0% $ 1,470,320,633
* Non-income producing
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Summary of Investments by Sector
% of
Investments Value
Residential & Commercial REITs 24.9% $ 364,899,796
Electric Utilities & IPPs 22.6 329,074,178
Telecommunications Services 16.2 236,607,153
Multiline Utilities 6.7 98,635,292
Oil & Gas Related Equipment and Services 5.6 83,466,620
Food & Tobacco 5.4 78,891,108
Automobiles & Auto Parts 4.9 71,289,143
Machinery; Equipment & Components 3.5 50,976,320
Real Estate Operations 2.1 30,056,521
Diversified Retail 1.7 24,529,328
Professional & Commercial Services 1.6 24,393,902
Banking Services 1.3 19,098,271
Oil & Gas 0.9 12,565,215
Office Equipment 0.7 10,162,137
Investment Banking & Investment Services 0.6 8,270,655
Natural Gas Utilities 0.5 8,087,107
Hotels & Entertainment Services 0.4 6,090,087
Consumer Goods Conglomerates 0.4 5,826,018
100.0% $ 1,462,918,851